SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE
                  FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC. FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
                      a series of First Investors Series Fund
                  FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
                   FIRST INVESTORS INSURED TAX EXEMPT FUND II
                      a series of Executive Investors Trust
              FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                Dated May 1, 2001

1. The description regarding Clark D. Wagner under the "Directors or Trustees and Officers" section of the statement of additional information on page 103, is hereby deleted and replaced with the following:

   Clark D. Wagner (41), Vice President, First Investors Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., Executive Investors Trust, and First Investors Government Fund, Inc.; Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001.

2. The reference to Nancy W. Jones in the description of the Investment Committee on page 106 is hereby deleted.

This Supplement is dated December 10, 2001

TESAIDC01